Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Sales	$ 9,701	$ 10,518
Costs and expenses
Cost of products sold	5,142	4,645
Freight and other distribution costs	963	846
Export duties, net	18	146
Amortization	589	584
Selling, general and administration	365	312
Equity-based compensation	5	40
Restructuring and impairment charges	60	0
Operating expense	7,142	6,573
Operating earnings	2,559	3,945
Finance income (expense), net	(3)	(45)
Other income	37	(2)
Earnings before tax	2,593	3,898
Tax provision	(618)	(951)
Earnings	$ 1,975	$ 2,947
Earnings per share
Basic (in usd per share)	$ 21.06	$ 27.03
Diluted (in usd per share)	$ 20.86	$ 27.03